COPYRIGHTS, NET	3 Months Ended	12 Months Ended
	May 31, 2020	Feb. 29, 2020
COPYRIGHTS, NET
NOTE 4. COPYRIGHTS, NET
	As of
	May 31, 2020	February 29, 2020
Licensed copyrights at cost	$10,477,657	$8,326,199
Less: amortization	(2,181,792)	(1,716,939)
Copyrights, net	8,295,865	6,609,260

Inventories consist of the following:

	As of
	February 29, 2020	February 28, 2019
Script development	$2,235,979	$-
Mobile audio games	1,215,000	-
Artwork	859,540	-
	4,310,519	-
Licensed copyrights at cost	8,326,199	-
Less: amortization	(1,716,939)	-
	6,609,260	-
Total	$10,919,779	$-